Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Compliance with International Financial Reporting Standards	Compliance with International Financial Reporting Standards
The consolidated financial statements of the Barclays Bank Group, and the separate financial statements of Barclays Bank PLC, have been prepared in accordance with UK-adopted international accounting standards.
The consolidated financial statements of the Barclays Bank Group, and the separate financial statements of Barclays Bank PLC, have also been prepared in accordance with (1) International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRS as issued by the IASB for the periods presented; and (2) IFRS adopted pursuant to Regulation (EC) No. 1606/2002 as it applies in the European Union (“IFRS as adopted by the EU”).
There are currently no differences between UK-adopted international accounting standards and IFRS as adopted by the EU and therefore no reconciliation of variances is provided.
The principal accounting policies applied in the preparation of the consolidated and separate financial statements are set out below, and in the relevant notes to the financial statements. These policies have been consistently applied, with the exception of International Tax Reform—Pillar Two Model Rules
(Amendments to IAS 12), which is effective from 1 January 2023 and applies retrospectively; and the Disclosure of Accounting Policies (Amendments to
IAS 1 and IFRS Practice Statement 2) and Definition of an Accounting Estimate (Amendments to IAS 8) which were applied from 1 January 2023.

Basis of preparation	Basis of preparation
The consolidated and separate financial statements have been prepared under the historical cost convention modified to include the fair valuation of investment property, and particular financial instruments, to the extent required or permitted under IFRS as set out in the relevant accounting policies.
The financial statements are stated in millions of Pounds Sterling (£m), the functional currency of Barclays Bank PLC.
The financial statements have been prepared on a going concern basis, in accordance with the Companies Act 2006 as applicable to companies using
IFRS. The financial statements are prepared on a going concern basis as the Board is satisfied that the Barclays Bank Group and parent company have the resources to continue in business for a period of at least 12 months from approval of the financial statements.
In making this assessment, the Board has considered a wide range of information relating to present and future conditions and has reviewed a working capital report (WCR). The WCR is used by the Board to assess the future performance of the Barclays Bank Group and whether it has the resources in place that are required to meet its ongoing regulatory requirements. The WCR assessment is based upon business plans which contain future forecasts of profitability taken from the Barclays Bank Group’s medium term plan as well as projections of regulatory capital requirements and business funding needs. The WCR also includes an assessment of the impact of internally generated stress testing scenarios on the liquidity and capital requirement forecasts. The stress tests used were based upon an assessment of reasonably possible downside economic scenarios that the Barclays Bank Group could experience.
The WCR showed that the Barclays Bank Group had sufficient capital and liquidity in place to support its future business requirements and remained above its regulatory minimum requirements in the stress scenarios. Accordingly, the Board concluded that there was a reasonable expectation that the
Barclays Bank Group has adequate resources to continue as a going concern for a period of at least 12 months from the date of approval of the financial statements.

Consolidation	Consolidation
The consolidated financial statements combine the financial statements of Barclays Bank PLC and all its subsidiaries. Subsidiaries are entities over which
Barclays Bank PLC has control. The Barclays Bank Group has control over another entity when the Barclays Bank Group has all of the following:
1)power over the relevant activities of the investee, for example through voting or other rights;
2)exposure to, or rights to, variable returns from its involvement with the investee; and
3)the ability to affect those returns through its power over the investee.
As the consolidated financial statements include partnerships where the Barclays Bank Group member is a partner, advantage has been taken of the exemption under Regulation 7 of the Partnership (Accounts) Regulations 2008 with regard to preparing and filing of individual partnership financial statements.
Details of the principal subsidiaries are given in Note 31.

Foreign currency translation	Foreign currency translation
Transactions in foreign currencies are translated into Sterling at the rate ruling on the date of the transaction. Foreign currency monetary balances are translated into Sterling at the period end exchange rates. Exchange gains and losses on such balances are taken to the income statement.
The Barclays Bank Group’s foreign operations (including subsidiaries, joint ventures, associates and branches) based mainly outside the UK may have different functional currencies. The functional currency of an operation is the currency of the main economy to which it is exposed.
Prior to consolidation (or equity accounting) the assets and liabilities of non-Sterling operations are translated at the period end exchange rate and items of income, expense and other comprehensive income are translated into Sterling at the rate on the date of the transactions. Exchange differences arising on the translation of foreign operations are included in currency translation reserves within equity. These are transferred to the income statement when the Barclays Bank Group disposes of the entire interest in a foreign operation, when partial disposal results in the loss of control of an interest in a subsidiary, when an investment previously accounted for using the equity method is accounted for as a financial asset, or on the disposal of a foreign operation within a branch.

Financial assets and liabilities	Financial assets and liabilities
Recognition
The Barclays Bank Group recognises financial assets and liabilities when it becomes a party to the terms of the contract. Trade date or settlement date accounting is applied depending on the classification of the financial asset.
Classification and measurement
Financial assets are classified on the basis of two criteria:
i)the business model within which financial assets are managed; and
ii)their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’ (SPPI)).
The Barclays Bank Group assesses the business model criteria at a portfolio level. Information that is considered in determining the applicable business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio are managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for such sales.
The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. Terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including: (i) contingent and leverage features, (ii)
non-recourse arrangements, (iii) features that could modify the time value of money, and (iv) Social, Environmental and Sustainability-linked features.
Terms with de-minimis impact do not preclude cash flows from representing SPPI.
The accounting policy for each type of financial asset or liability is included within the relevant note for the item. The Barclays Bank Group’s policies for determining the fair values of the assets and liabilities are set out in Note 16.
Derecognition
The Barclays Bank Group derecognises a financial asset, or a portion of a financial asset, from its balance sheet where (i) the contractual rights to cash flows from the asset have expired, or (ii) the contractual rights to the cash flows from the asset have been transferred (usually by sale) and with them either (a) substantially all the risks and rewards of the asset have been transferred, or (b) where neither substantially all the risks and rewards have been transferred or retained, where control over the asset has been lost.
Financial liabilities are de-recognised when the liability has been settled, has expired or has been extinguished. An exchange of an existing financial liability for a new liability with the same lender on substantially different terms – generally a difference of 10% or more in the present value of the cash flows or a substantive qualitative amendment – is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.
It may not be obvious whether substantially all of the risks and rewards of a transferred asset, or portion of an asset, have been transferred. It is often necessary to perform a quantitative analysis that compares the Barclays Bank Group's exposure to variability in asset cash flows before the transfer with its retained exposure after the transfer. A cash flow analysis of this nature may require judgement. In particular, it is necessary to estimate the asset’s expected future cash flows as well as potential variability around this expectation. The method of estimating expected future cash flows depends on the nature of the asset, with market and market-implied data used to the greatest extent possible. The potential variability around this expectation is typically determined by stressing underlying parameters to create reasonable alternative upside and downside scenarios. Probabilities are then assigned to each scenario. Stressed parameters may include default rates, loss severity, or prepayment rates.

Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing	Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing
Reverse repurchase agreements (and stock borrowing or similar transactions) are a form of secured lending whereby the Barclays Bank Group provides a loan or cash collateral in exchange for the transfer of collateral, generally in the form of marketable securities subject to an agreement to transfer the securities back at a fixed price in the future. Repurchase agreements are where the Barclays Bank Group obtains such loans or cash collateral, in exchange for the transfer of collateral.
The Barclays Bank Group purchases (a reverse repurchase agreement) or borrows securities subject to a commitment to resell or return them. The securities are not included in the balance sheet as the Barclays Bank Group does not acquire the risks and rewards of ownership. Consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost, unless it is designated or mandatorily at fair value through profit and loss.
The Barclays Bank Group may also sell (a repurchase agreement) or lend securities subject to a commitment to repurchase or redeem them. The securities are retained on the balance sheet as the Barclays Bank Group retains substantially all the risks and rewards of ownership. Consideration received (or cash collateral provided) is accounted for as a financial liability at amortised cost, unless it is designated at fair value through profit and loss.

Issued debt and equity instruments	Issued debt and equity instruments
Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Barclays Bank Group having an obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognised when paid or declared by the members at the Annual General Meeting and treated as a deduction from equity.
Where issued financial instruments contain both liability and equity components, these are accounted for separately. The fair value of the debt is estimated first and the balance of the proceeds is included within equity.

Cash flow statement	Cash flow statement
Cash comprises cash on hand and balances at central banks. Cash equivalents comprise loans and advances to banks, cash collateral balances with central banks related to payment schemes and treasury and other eligible bills, all with original maturities of three months or less.
Investments in debt securities at amortised cost, presented within loans and advances on the balance sheet, are deemed to be investing activities for the purposes of the cash flow statement, except those instruments considered to be cash equivalents.
New and amended standards and interpretations	New and amended standards and interpretations
The accounting policies adopted have been consistently applied, with the exception of the following:
International Tax Reform—Pillar Two Model Rules (Amendments to IAS 12)
On 23 May 2023, the IASB issued amendments to IAS 12 to provide a mandatory temporary exemption to the requirements to account for deferred taxes assets and liabilities related to Pillar Two income taxes, as published by the Organisation for Economic Co-operation and Development (OECD).
The amendments are effective for accounting periods beginning on or after 1 January 2023 and the mandatory temporary exemption is applied retrospectively to prior periods.
Disclosures related to the amendments are made in Note 9 on pages 146 to 147.
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
The amendments require entities to disclose their material rather than their significant accounting policies. The Barclays Bank Group adopted the amendments effective 1 January 2023. Whilst these amendments do not change the Barclays Bank Group’s accounting policies, the Barclays Bank
Group has reviewed the accounting policy information disclosed in these financial statements against the new requirements.
Under the amendments, accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.
Definition of an Accounting Estimate (Amendments to IAS 8)
Under the new definition, accounting estimates are clarified as monetary amounts in financial statements that are subject to measurement uncertainty.
Where an entity's accounting policy requires an item to be measured at monetary amounts that cannot be observed directly, it should develop an accounting estimate to achieve this objective. The amendments are effective 1 January 2023 and were adopted on this date.
IFRS 17 – Insurance contracts
In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. IFRS 17 has replaced IFRS 4 Insurance Contracts that was issued in 2005. In June 2020, the IASB published amendments to IFRS 17, to include scope exclusion for certain credit card contracts and similar contracts that provide insurance coverage, the optional scope exclusion for loan contracts that transfer significant insurance risk, and the clarification that only financial guarantees issued are in scope of IFRS
9.
IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and reinsurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions apply.
IFRS 17 was effective for accounting periods beginning on or after 1 January 2023 but the impact to the Barclays Bank Group is not material.
Future accounting developments
The following accounting standards have been issued by the IASB but are not yet effective:
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
In January 2020 the IASB issued amendments to IAS 1 to clarify the presentation of liabilities in the balance sheet, with an effective date of 1 January
2024.
The amendments clarify that a liability should be classified as non-current only if the entity has the right to defer settlement of the liability for at least 12 months after the reporting period, and that (i) the right to defer settlement must exist at the end of the reporting period and (ii) management’s intentions or expectations about whether it will exercise its right to defer settlement does not affect the classification. Further clarifications include how lending conditions affect classification and classification of liabilities the entity will or may settle by issuing its own equity instruments.
In October 2022, the IASB also issued further amendments to IAS 1 to improve the information an entity provides when its right to defer settlement of a liability for at least 12 months is subject to compliance with covenants, and to respond to stakeholders’ concerns about the classification of such a liability as current or non-current.
6.
Critical accounting estimates and judgements	Critical accounting estimates and judgements
The preparation of financial statements in accordance with IFRS requires the use of estimates. It also requires management to exercise judgement in applying the accounting policies. The key areas involving a higher degree of judgement or complexity or areas where assumptions are significant to the consolidated and individual financial statements are highlighted under the relevant note. Critical accounting estimates and judgements are disclosed in:
▪Credit impairment charges on pages 141 to 144.
▪Tax on pages 145 to 148.
▪Fair value of financial instruments on pages 158 to 167.
▪Pensions and post-retirement benefit obligations on pages 188 to 193.
▪Provisions including conduct and legal, competition and regulatory matters on pages 174 to 179.

Presentation of segmental reporting

Presentation of segmental reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head
Office. Income and expenses directly associated with each segment are included in determining business segment performance.

Accounting for interest income and expenses

Accounting for interest income and expenses
Interest income on loans and advances at amortised cost and financial assets at fair value through other comprehensive income, and interest expense on financial liabilities held at amortised cost, are calculated using the effective interest method which allocates interest, and direct and incremental fees and costs, over the expected lives of the assets and liabilities.
The effective interest method requires the Barclays Bank Group to estimate future cash flows, in some cases based on its experience of customers’
behaviour, considering all contractual terms of the financial instrument, as well as the expected lives of the assets and liabilities.
The Barclays Bank Group incurs certain costs to originate credit card balances with the most significant being co-brand partner fees. To the extent these costs are attributed to customers that continuously carry an outstanding balance (revolvers) and incremental to the origination of credit card balances, they are capitalised and subsequently included within the calculation of the effective interest rate. They are amortised to interest income over the period of expected repayment of the originated balance. Costs attributed to customers that settle their outstanding balances each period
(transactors) are deferred on the balance sheet as a cost of obtaining a contract and amortised to fee and commission expense over the life of the customer relationship (refer to Note 4). There are no other individual estimates involved in the calculation of effective interest rates that are material to the results or financial position.

Accounting for net fee and commission income

Accounting for net fee and commission income
The Barclays Bank Group recognises fee and commission income charged for services provided by the Barclays Bank Group as and when performance obligations are satisfied, for example, on completion of the underlying transaction. Incremental costs are reported within fee and commission expense if they are directly attributable to generating identifiable fee and commission income. Where the contractual arrangements also result in the Barclays
Bank Group recognising financial instruments in scope of IFRS 9, such financial instruments are initially recognised at fair value in accordance with
IFRS 9 before applying the provisions of IFRS 15.

Accounting for net trading income

Accounting for net trading income
Trading positions are held at fair value, and the resulting gains and losses are included in net trading income, together with interest and dividends arising from long and short positions and funding costs relating to trading activities. Incremental costs are reported within net trading income if they are directly attributable to generating identifiable trading income.
Income arises from both the sale and purchase of trading positions, margins which are achieved through market making and customer business and from changes in fair value caused by movements in interest and exchange rates, equity prices and other market variables.
Gains or losses on non-trading financial instruments designated or mandatorily at fair value with changes in fair value recognised in the income statement are included in net trading income.

Accounting for net investment income/(expense)

Accounting for net investment income/(expense)
Dividends are recognised when the right to receive the dividend has been established. Incremental costs are reported within net investment income if they are directly attributable to generating identifiable investment income. Other accounting policies relating to net investment income are set out in
Note 12 and Note 14.

Accounting for the impairment of financial assets	Accounting for the impairment of financial assets
Impairment
In accordance with IFRS 9, the Barclays Bank Group is required to recognise expected credit losses (ECLs) based on unbiased forward-looking information for all financial assets at amortised cost, lease receivables, debt financial assets at fair value through other comprehensive income, loan commitments and financial guarantee contracts. Intercompany exposures in the individual financial statements, including loan commitments and financial guarantee contracts, are also in scope of IFRS 9 for ECL purposes.
At the reporting date, an allowance (or provision for loan commitments and financial guarantees) is required for the 12 month (Stage 1) ECLs. If the credit risk has significantly increased since initial recognition (Stage 2), or if the financial instrument is credit impaired (Stage 3), an allowance (or provision) should be recognised for the lifetime ECLs.
The measurement of ECL is calculated using three main components: (i) probability of default (PD) (ii) loss given default (LGD) and (iii) the exposure at default (EAD).
The 12 month and lifetime ECLs are calculated by multiplying the respective PD, LGD and the EAD. The 12 month and lifetime PDs represent the PD occurring over the next 12 months and the remaining maturity of the instrument respectively. The EAD represents the expected balance at default, taking into account the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdowns of committed facilities. The LGD represents expected losses on the EAD given the event of default, taking into account, among other attributes, the mitigating effect of collateral value at the time it is expected to be realised and the time value of money.
Expected credit loss measurement is based on the ability of borrowers to make payments as they fall due. The Barclays Bank Group also considers sector specific risks and whether additional adjustments are required in the measurement of ECL. Credit risk may be impacted by climate considerations for certain sectors, such as oil and gas.
Determining a significant increase in credit risk since initial recognition:
The Barclays Bank Group assesses when a significant increase in credit risk has occurred based on quantitative and qualitative assessments. The credit risk of an exposure is considered to have significantly increased when:
i)Quantitative test
The annualised lifetime PD has increased by more than an agreed threshold relative to the equivalent at origination.
PD deterioration thresholds are defined as percentage increases, and are set at an origination score band and segment level to ensure the test appropriately captures significant increases in credit risk at all risk levels. Generally, thresholds are inversely correlated to the origination PD, i.e. as the origination PD increases, the threshold value reduces.
The assessment of the point at which a PD increase is deemed ‘significant’ is based upon analysis of the portfolio’s risk profile against a common set of principles and performance metrics (consistent across both retail and wholesale businesses), incorporating expert credit judgement where appropriate.
Application of quantitative PD floors does not represent the use of the low credit risk exemption as exposures can separately move into stage 2 via the qualitative route described below.
Wholesale assets apply a 100% increase in PD and 0.2% PD floor to determine a significant increase in credit risk.
Retail assets apply bespoke relative increase and absolute PD thresholds based on product type and origination PD. Thresholds are subject to maximums defined by Barclays Bank Group policy and typically apply minimum relative thresholds of 50%-100% and a maximum relative threshold of
400%
For existing/historical exposures where origination point scores or data are no longer available or do not represent a comparable estimate of lifetime
PD, a proxy origination score is defined, based upon:
▪back-population of the approved lifetime PD score either to origination date or, where this is not feasible, as far back as possible (subject to a data start point no later than 1 January 2015); or
▪use of available historical account performance data and other customer information, to derive a comparable ‘proxy’ estimation of origination PD.
ii)Qualitative test
This is relevant for accounts that meet the portfolio’s ‘high risk’ criteria and are subject to closer credit monitoring.
High risk customers may not be in arrears but either through an event or an observed behaviour exhibit credit distress. The definition and assessment of high risk includes as wide a range of information as reasonably available, such as industry and Barclays Bank Group-wide customer level data, including but not limited to bureau scores and high consumer indebtedness index, wherever possible or relevant.
Whilst the high risk populations applied for IFRS 9 impairment purposes are aligned with risk management processes, they are also regularly reviewed and validated to ensure that they capture any incremental segments where there is evidence of credit deterioration.
iii)Backstop criteria
This is relevant for accounts that are more than 30 calendar days past due. The 30 days past due criteria is a backstop rather than a primary driver of moving exposures into Stage 2.
The criteria for determining a significant increase in credit risk for assets with bullet repayments follows the same principle as all other assets, i.e.
quantitative, qualitative and backstop tests are all applied.
Exposures will move back to Stage 1 once they no longer meet the criteria for a significant increase in credit risk. This means that, at a minimum all payments must be up-to-date, the PD deterioration test is no longer met, the account is no longer classified as high risk, and the customer has evidenced an ability to maintain future payments.
Exposures are only removed from Stage 3 and re-assigned to Stage 2 once the original default trigger event no longer applies. Exposures being removed from Stage 3 must no longer qualify as credit impaired, and:
a)the obligor will also have demonstrated consistently good payment behaviour over a 12-month period, by making all consecutive contractual payments due and, for forborne exposures, the relevant EBA defined probationary period has also been successfully completed; or
b)(for non-forborne exposures) the performance conditions are defined and approved within an appropriately sanctioned restructure plan, including 12 months’ payment history have been met.
Management overlays and other exceptions to model outputs are applied only if consistent with the objective of identifying significant increases in credit risk.
Forward-looking information
The measurement of ECL involves complexity and judgement, including estimation of PD, LGD, a range of unbiased future economic scenarios, estimation of expected lives (where contractual life is not appropriate), and estimation of EAD and assessing significant increases in credit risk.
Credit losses are the expected cash shortfalls from what is contractually due over the expected life of the financial instrument, discounted at the original effective interest rate (EIR). ECLs are the unbiased probability-weighted credit losses determined by evaluating a range of possible outcomes and considering future economic conditions.
Refer to the Measurement uncertainty and sensitivity analysis section on page 67 for further details.
Definition of default, credit impaired assets, write-offs, and interest income recognition
The definition of default for the purpose of determining ECLs, and for internal credit risk management purposes, has been aligned to the Regulatory
Capital CRR Article 178 definition of default, to maintain a consistent approach with IFRS 9 and associated regulatory guidance. The Regulatory Capital
CRR Article 178 definition of default considers indicators that the debtor is unlikely to pay, includes exposures in forbearance and is no later than when the exposure is more than 90 days past due. When exposures are identified as credit impaired at the time when they are purchased or originated, interest income is calculated on the carrying value net of the impairment allowance.
An asset is considered credit impaired when one or more events occur that have a detrimental impact on the estimated future cash flows of the financial asset. This comprises assets defined as defaulted and other individually assessed exposures where imminent default or actual loss is identified.
Uncollectible loans are written off against the related allowance for loan impairment on completion of the Barclays Bank Group’s internal processes and when all reasonably expected recoverable amounts have been collected. Subsequent recoveries of amounts previously written off are credited to the income statement. The timing and extent of write-offs may involve some element of subjective judgement. Nevertheless, a write-off will often be prompted by a specific event, such as the inception of insolvency proceedings or other formal recovery action, which makes it possible to establish that some or the entire advance is beyond realistic prospect of recovery.
Accounting for purchased financial guarantee contracts
The Barclays Bank Group may enter into a financial guarantee contract which requires the issuer of such contract to reimburse the Barclays Bank Group for a loss it incurs because a specified debtor fails to make payment when due in accordance with the terms of a debt instrument. For these separate financial guarantee contracts, the Barclays Bank Group recognises a reimbursement asset aligned with the recognition of the underlying ECLs, if it is considered virtually certain that a reimbursement would be received if the specified debtor fails to make payment when due in accordance with the terms of the debt instrument.
Loan modifications and renegotiations that are not credit-impaired
When modification of a loan agreement occurs as a result of commercial restructuring activity rather than due to the credit risk of the borrower, an assessment must be performed to determine whether the terms of the new agreement are substantially different from the terms of the existing agreement. This assessment considers both the change in cash flows arising from the modified terms as well as the change in overall instrument risk profile. In respect of payment holidays granted to borrowers which are not due to forbearance, if the revised cash flows on a present value basis (based on the original EIR) are not substantially different from the original cash flows, the loan is not considered to be substantially modified.
Where terms are substantially different, the existing loan will be derecognised and a new loan will be recognised at fair value, with any difference in valuation recognised immediately within the income statement, subject to observability criteria.
Where terms are not substantially different, the loan carrying value will be adjusted to reflect the present value of modified cash flows discounted at the original EIR, with any resulting gain or loss recognised immediately within the income statement as a modification gain or loss.
Expected life
Lifetime ECLs must be measured over the expected life. This is restricted to the maximum contractual life and takes into account expected prepayment, extension, call and similar options. The exceptions are certain revolver financial instruments, such as credit cards and bank overdrafts, that include both a drawn and an undrawn component where the entity’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the entity’s exposure to credit losses to the contractual notice period. For revolving facilities, expected life is analytically derived to reflect the behavioural life of the asset, i.e. the full period over which the business expects to be exposed to credit risk. Behavioural life is typically based upon historical analysis of the average time to default, closure or withdrawal of facility. Where data is insufficient or analysis inconclusive, an additional
‘maturity factor’ may be incorporated to reflect the full estimated life of the exposures, based upon experienced judgement and/or peer analysis.
Potential future modifications of contracts are not taken into account when determining the expected life or EAD until they occur.
Discounting
ECLs are discounted at the EIR at initial recognition or an approximation thereof and consistent with income recognition. For loan commitments the EIR is the rate that is expected to apply when the loan is drawn down and a financial asset is recognised. Issued financial guarantee contracts are discounted at the risk-free rate. Lease receivables are discounted at the rate implicit in the lease. For variable/floating rate financial assets, the spot rate at the reporting date is used and projections of changes in the variable rate over the expected life are not made to estimate future interest cash flows or for discounting.
Modelling techniques
Currently, Internal Ratings-Based models are leveraged to calculate the point-in-time PD and LGD, which serve as key inputs to the IFRS 9 models.
Thereafter, these inputs are extrapolated by the IFRS 9 models to create macroeconomic sensitive forecast of PDs, LGDs and in turn ECL.
Forbearance
A financial asset is subject to forbearance when it is modified due to the credit distress of the borrower. A modification made to the terms of an asset due to forbearance will typically be assessed as a non-substantial modification that does not result in derecognition of the original loan, except in circumstances where debt is exchanged for equity.
Both performing and non-performing forbearance assets are classified as Stage 3 except where it is established that the concession granted has not resulted in diminished financial obligation and that no other regulatory definitions of default criteria have been triggered, in which case the asset is classified as Stage 2. The minimum probationary period for non-performing forbearance is 12 months and for performing forbearance, 24 months.
Hence, a minimum of 36 months is required for non-performing forbearance to move out of a forborne state.
No financial instrument in forbearance can transfer back to Stage 1 until all of the Stage 2 thresholds are no longer met and can only move out of Stage
3 when no longer credit impaired.
Critical accounting estimates and judgements
IFRS 9 impairment involves several important areas of judgement, including estimating forward looking modelled parameters (PD, LGD and EAD), developing a range of unbiased future economic scenarios, estimating expected lives and assessing significant increases in credit risk, based on the
Barclays Bank Group’s experience of managing credit risk. The determination of expected life is most material for Barclays Bank Group's credit card portfolios which is obtained via behavioural life analysis to materially capture the risk of these facilities.
Within the retail and small businesses portfolios, which comprise large numbers of small homogenous assets with similar risk characteristics where credit scoring techniques are generally used, the impairment allowance is calculated using forward looking modelled parameters which are typically run at account level. There are many models in use, each tailored to a product, line of business or customer category. Judgement and knowledge is needed in selecting the statistical methods to use when the models are developed or revised. Management adjustments to impairment models, which contain an element of subjectivity, are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where appropriate.
For individually significant assets in Stage 3, impairment allowances are calculated on an individual basis and all relevant considerations that have a bearing on the expected future cash flows across a range of economic scenarios are taken into account. These considerations can be particularly subjective and can include the business prospects for the customer, the realisable value of collateral, the Barclays Bank Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of the work-out process. The level of the impairment allowance is the difference between the value of the discounted expected future cash flows (discounted at the loan’s original effective interest rate), and its carrying amount. Furthermore, judgements change with time as new information becomes available or as work-out strategies evolve, resulting in frequent revisions to the impairment allowance as individual decisions are taken. Changes in these estimates would result in a change in the allowances and have a direct impact on the impairment charge.
Temporary adjustments to calculated IFRS 9 impairment allowances may be applied in limited circumstances to account for situations where known or expected risk factors or information have not been considered in the ECL assessment or modelling process. For further information please see page 64 in credit risk performance.
Information about the potential impact of the physical and transition risks of climate change on borrowers is considered, taking into account reasonable and supportable information to make accounting judgements and estimates. Climate change is inherently of a long-term nature, with significant levels of uncertainty, and consequently requires judgement in determining the possible impact in the next financial year, if any.
Accounting for purchased financial guarantee contracts	The Barclays Bank Group may enter into a financial guarantee contract which requires the issuer of such contract to reimburse the Barclays Bank Group for a loss it incurs because a specified debtor fails to make payment when due in accordance with the terms of a debt instrument. For these separate financial guarantee contracts, the Barclays Bank Group recognises a reimbursement asset aligned with the recognition of the underlying ECLs, if it is considered virtually certain that a reimbursement would be received if the specified debtor fails to make payment when due in accordance with the terms of the debt instrument.

Accounting for income taxes	Accounting for income taxes
The Barclays Bank Group applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offsetting against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.
Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised. Deferred tax liabilities are recognised for all taxable temporary differences except for the initial recognition of goodwill. Deferred tax is not recognised where the temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.
The Barclays Bank Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Barclays Bank Group’s tax returns. The Barclays Bank Group accounts for provisions in respect of uncertain tax positions in two different ways.
A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Barclays Bank Group ultimately expects to pay the tax authority to resolve the position. The accrual of interest and penalty amounts in respect of uncertain income tax positions is recognised as an expense within profit before tax.
Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.
The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. The Barclays Bank Group’s measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position. Where a number of issues are expected to be reviewed and resolved together, the Barclays Bank Group will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.
Critical accounting estimates and judgements
There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions; and secondly, the recognition and measurement of deferred tax assets.
The Barclays Bank Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year. The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant. It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.
Deferred tax assets have been recognised based on business profit forecasts which included consideration for the current view of climate impacts.
Details on the recognition of deferred tax assets are provided in this note.

Accounting for trading portfolio assets and liabilities

Accounting for trading portfolio assets and liabilities
All assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

Accounting for financial instruments at fair value through the income statement

Accounting for financial assets designated at fair value
Financial assets, other than those held for trading, are classified in this category if they are so irrevocably designated at inception and the use of the designation removes or significantly reduces an accounting mismatch.
Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.
The details on how the fair value amounts are derived for financial assets at fair value are described in Note 16.

Accounting for financial assets mandatorily at fair value
Financial assets that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are Solely Payments of Principal and Interest
(SPPI), or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

Accounting for derivatives	Accounting for derivatives
Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. They include swaps, forward-rate agreements, futures, options and combinations of these instruments and primarily affect the Barclays Bank Group’s net interest income, net trading income and derivative assets and liabilities. Notional amounts of the contracts are not recorded on the balance sheet.
Derivatives are used to hedge interest rate, credit risk, inflation risk, exchange rate, commodity, equity exposures and exposures to certain indices such as house price indices and retail price indices related to non-trading positions.
All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative.

Accounting for hedging	Hedge accounting
The Barclays Bank Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes. The
Barclays Bank Group applies hedge accounting to represent the economic effects of its interest rate, currency and contractually linked inflation risk management strategies. Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the Barclays Bank Group applies fair value hedge accounting, cash flow hedge accounting, or hedging of a net investment in a foreign operation, as appropriate to the risks being hedged.
Fair value hedge accounting
Changes in fair value of derivatives that qualify and are designated as fair value hedges are recorded in the income statement, together with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The fair value changes adjust the carrying value of the hedged asset or liability held at amortised cost.
If hedge relationships no longer meet the criteria for hedge accounting, hedge accounting is discontinued. For fair value hedges of interest rate risk, the fair value adjustment to the hedged item is amortised to the income statement over the period to maturity of the previously designated hedge relationship using the effective interest method. If the hedged item is sold or repaid, the unamortised fair value adjustment is recognised immediately in the income statement. For items classified as fair value through other comprehensive income, the hedge accounting adjustment is included in other comprehensive income.
Cash flow hedge accounting
For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognised initially in other comprehensive income, and then recycled to the income statement in the periods when the hedged item will affect profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognised in the income statement immediately.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the hedged item is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was recognised in equity is immediately transferred to the income statement.
Hedges of net investments
The Barclays Bank Group’s net investments in foreign operations, including monetary items accounted for as part of the net investment, are hedged for foreign currency risks using both derivatives and foreign currency borrowings. Hedges of net investments are accounted for similarly to cash flow hedges; the effective portion of the gain or loss on the hedging instrument is being recognised directly in other comprehensive income and the ineffective portion being recognised immediately in the income statement. The cumulative gain or loss recognised in other comprehensive income is recognised in the income statement on the disposal or partial disposal of the foreign operation, or other reductions in the Barclays Bank Group’s investment in the operation.

Accounting for financial assets at fair value through other comprehensive income

Accounting for financial assets at fair value through other comprehensive income (FVOCI)
Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently re-measured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Interest (calculated using the effective interest method) is recognised in the income statement in net interest income (Note 3). Upon disposal, the cumulative gain or loss recognised in other comprehensive income is included in net investment income (Note 6).
In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. The Barclays Bank Group will consider past sales and expectations about future sales to establish if the business model is achieved.
For equity securities that are not held for trading, the Barclays Bank Group may make an irrevocable election on initial recognition to present subsequent changes in the fair value of the instrument in other comprehensive income (except for dividend income which is recognised in profit or loss).

Accounting for financial liabilities at fair value through profit or loss

Accounting for liabilities designated at fair value through profit and loss
In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income, unless the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in profit and loss. In these scenarios, all gains and losses on that liability (including the effects of changes in the credit risk of the liability) are presented in profit and loss. On derecognition of the financial liability no amounts relating to own credit risk are recycled to the income statement. The Barclays Bank Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Barclays Bank Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note
13).
The details on how the fair value amounts are arrived at for financial liabilities designated at fair value are described in Note 16.

Accounting for financial assets and liabilities - fair values	Accounting for financial assets and liabilities – fair values
Financial instruments that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling. Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.
Wherever possible, fair value is determined by reference to a quoted market price for that instrument. For many of the Barclays Bank Group’s financial assets and liabilities, especially derivatives, quoted prices are not available and valuation models are used to estimate fair value. The models calculate the expected cash flows under the terms of each specific contract and then discount these values back to a present value. These models use as their basis independently sourced market inputs including, for example, interest rate yield curves, equities and commodities prices, option volatilities and currency rates.
For financial liabilities measured at fair value, the carrying amount reflects the effect on fair value of changes in own credit spreads derived from observable market data such as in primary issuance and redemption activity for structured notes.
On initial recognition, it is presumed that the transaction price is the fair value unless there is observable information available in an active market to the contrary.
For valuations that have made use of unobservable inputs, the difference between the model valuation and the initial transaction price (Day One profit)
is recognised in profit or loss either: on a straight-line basis over the term of the transaction; or over the period until all inputs will become observable where appropriate; or released in full when previously unobservable inputs become observable.
Various factors influence the availability of observable inputs and these may vary from product to product and change over time. Factors include the depth of activity in the relevant market, the type of product, whether the product is new and not widely traded in the marketplace, the maturity of market modelling and the nature of the transaction (bespoke or generic). To the extent that valuation is based on models or inputs that are not observable in the market, the determination of fair value can be more subjective, dependent on the significance of the unobservable input to the overall valuation. Unobservable inputs are determined based on the best information available, for example by reference to similar assets, similar maturities or other analytical techniques.
The sensitivity of valuations used in the financial statements to possible changes in significant unobservable inputs is shown on page 165.
Critical accounting estimates and judgements
The valuation of financial instruments often involves a significant degree of judgement and complexity, in particular where valuation models make use of unobservable inputs (‘Level 3’ assets and liabilities). This note provides information on these instruments, including the related unrealised gains and losses recognised in the period, a description of significant valuation techniques and unobservable inputs, and a sensitivity analysis.

Accounting for offsetting financial assets and financial liabilities	The Barclays Bank Group reports financial assets and financial liabilities on a net basis on the balance sheet only if there is a legally enforceable right to set-off the recognised amounts and there is intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:
▪All financial assets and liabilities that are reported net on the balance sheet.
▪All derivative financial instruments and reverse repurchase and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.
The ‘Net amounts’ presented in the table below are not intended to represent the Barclays Bank Group’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to netting and collateral arrangements.

Accounting for property, plant and equipment	Accounting for property, plant and equipment
Property, plant and equipment is stated at cost, which includes direct and incremental acquisition costs less accumulated depreciation and provisions for impairment, if required. Subsequent costs are capitalised if these result in enhancement of the asset.
Depreciation is provided on the depreciable amount of items of property, plant and equipment on a straight-line basis over their estimated useful economic lives. Depreciation rates, methods and the residual values underlying the calculation of depreciation of items of property, plant and equipment are kept under review to take account of any change in circumstances including consideration on future Climate and Sustainability investments.
The Barclays Bank Group and Barclays Bank PLC use the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings	2%-3.3%
Leasehold property	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6%-10%
Equipment installed in freehold and leasehold property	6%-10%
Computers and similar equipment	17%-33%
Fixtures and fittings and other equipment	9%-20%
Costs of adaptation and installed equipment are depreciated over the shorter of the life of the lease or the depreciation rates noted in the table above.
Investment property
The Barclays Bank Group and Barclays Bank PLC initially recognises investment property at cost, and subsequently at fair value at each balance sheet date, reflecting market conditions at the reporting date. Gains and losses on remeasurement are included in the income statement.

Accounting for leases	Accounting for leases
When the Barclays Bank Group or Barclays Bank PLC are the lessee, they are required to recognise both:
▪a lease liability, measured at the present value of remaining cash flows on the lease; and
▪a right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.
Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease.
On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are included within other liabilities.
The Barclays Bank Group and Barclays Bank PLC apply the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases the lease payments are recognised as an expense on a straight line basis over the lease term unless another systematic basis is more appropriate.
When the Barclays Bank Group or Barclays Bank PLC are the lessor, the lease must be classified as either a finance lease or an operating lease. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. An operating lease is a lease where substantially all of the risks and rewards of the leased asset remain with the lessor.

Accounting for goodwill and intangible assets	Accounting for goodwill and intangible assets
Goodwill
Goodwill arising on the acquisition of subsidiaries represents the excess of the fair value of the purchase consideration over the fair value of the Barclays
Bank Group’s share of the assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.
Goodwill is reviewed annually for impairment, or more frequently when there are indications that impairment may have occurred. The test involves comparing the carrying value of the cash generating unit (CGU) including goodwill with the present value of the pre-tax cash flows, discounted at a rate of interest that reflects the inherent risks, of the CGU to which the goodwill relates, or the CGUs fair value if this is higher.
Intangible assets
Intangible assets are initially recognised when they are separable or arise from contractual or other legal rights, the cost can be measured reliably and, in the case of intangible assets not acquired in a business combination, where it is probable that future economic benefits attributable to the assets will flow from their use.
For internally generated intangible assets, only costs incurred during the development phase are capitalised. Expenditure in the research phase is expensed when it is incurred.
Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
aExceptions to the above period relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 years to 15 years.
Intangible assets are reviewed for impairment when there are indications that impairment may have occurred. Intangible assets not yet available for use are reviewed annually for impairment.

Accounting for provisions	Accounting for provisions
Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefit will be necessary to settle the obligation, which can be reliably estimated.
Critical accounting estimates and judgements
The financial reporting of provisions involves a significant degree of judgement and is complex. Identifying whether a present obligation exists and estimating the probability, timing, nature and quantum of the outflows that may arise from past events requires judgements to be made based on the specific facts and circumstances relating to individual events and often requires specialist professional advice. When matters are at an early stage, accounting judgements and estimates can be difficult because of the high degree of uncertainty involved. Management continues to monitor matters as they develop to re-evaluate on an ongoing basis whether provisions should be recognised, however there can remain a wide range of possible outcomes and uncertainties, particularly in relation to legal, competition and regulatory matters, and as a result it is often not practicable to make meaningful estimates even when matters are at a more advanced stage.
The amount that is recognised as a provision can also be very sensitive to the assumptions made in calculating it. This gives rise to a large range of potential outcomes which require judgement in determining an appropriate provision level. See Note 24 for more detail of legal, competition and regulatory matters.

Accounting for contingent liabilities	Accounting for contingent liabilities
Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is uncertain or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the likelihood of an outflow of economic resources is remote.

Accounting for subordinated liabilities	Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9, unless they are irrevocably designated at fair value through profit or loss at initial recognition because such designation eliminates or significantly reduces an accounting mismatch. Refer to Note 15 for details about accounting for liabilities designated at fair value through profit or loss.
Accounting for staff costs, pensions and post-retirement benefits	Accounting for staff costs
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Barclays Bank Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from
2017, the Barclays Bank Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.
The accounting policies for share-based payments, and pensions and other post-retirement benefits, are included in Note 29 and Note 30 respectively.
Accounting for pensions and post-retirement benefits
The Barclays Bank Group operates a number of pension schemes and post-employment benefit schemes.
Defined contribution schemes – the Barclays Bank Group recognises contributions due in respect of the accounting period in the income statement. Any contributions unpaid at the balance sheet date are included as a liability.
Defined benefit schemes – the Barclays Bank Group recognises its obligations to members of each scheme at the period end, less the fair value of the scheme assets after applying the asset ceiling test.
Each scheme’s obligations are calculated using the projected unit credit method. Scheme assets are stated at fair value as at the period end.
Changes in pension scheme liabilities or assets (remeasurements) that do not arise from regular pension cost, net interest on net defined benefit liabilities or assets, past service costs, settlements or contributions to the scheme are recognised in other comprehensive income. Remeasurements comprise experience adjustments (differences between previous actuarial assumptions and what has actually occurred), the effects of changes in actuarial assumptions, return on scheme assets (excluding amounts included in the interest on the assets) and any changes in the effect of the asset ceiling restriction (excluding amounts included in the interest on the restriction).
Post-employment benefit schemes – the cost of providing healthcare benefits to retired employees is accrued as a liability in the financial statements over the period that the employees provide services to the Barclays Bank Group, using a methodology similar to that for defined benefit pension schemes.

Accounting for share-based payments	Accounting for share-based payments
Employee incentives include awards in the form of shares and share options, as well as offering employees the opportunity to purchase shares on favourable terms. The cost of the employee services received in respect of the shares or share options granted is recognised in the income statement over the period that employees provide services. The overall cost of the award is calculated using the number of shares and options expected to vest and the fair value of the shares or options at the date of grant.
The number of shares and options expected to vest takes into account the likelihood that performance and service conditions included in the terms of the awards will be met. For other share-based payment schemes such as Sharesave and Sharepurchase, there are non-vesting conditions which must be met. Failure to meet the non-vesting condition is treated as a cancellation, resulting in an acceleration of recognition of the cost of the employee services.
The fair value of shares is the market price ruling on the grant date, in some cases adjusted to reflect restrictions on transferability. The fair value of options granted is determined using the Black Scholes model to estimate the numbers of shares likely to vest. The model takes into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the share price over the life of the option and other relevant factors. Market conditions that must be met in order for the award to vest are also reflected in the fair value of the award, as are any other non-
vesting conditions – such as continuing to make payments into a share-based savings scheme.

Accounting for investment in subsidiaries	Accounting for investment in subsidiaries In the individual financial statements of Barclays Bank PLC, investments in subsidiaries are stated at cost less impairment.
Accounting for securitisations	Accounting for securitisations
The Barclays Bank Group uses securitisations as a source of finance and a means of risk transfer. Such transactions generally result in the transfer of contractual cash flows from portfolios of financial assets to holders of issued debt securities.
Securitisations may, depending on the individual arrangement, result in continued recognition of the securitised assets and the recognition of the debt securities issued in the transaction; lead to partial continued recognition of the assets to the extent of the Barclays Bank Group’s continuing involvement in those assets or lead to derecognition of the assets and the separate recognition, as assets or liabilities, of any rights and obligations created or retained in the transfer. Full derecognition only occurs when the Barclays Bank Group transfers both its contractual right to receive cash flows from the financial assets, or retains the contractual rights to receive the cash flows, but assumes a contractual obligation to pay the cash flows to another party without material delay or reinvestment, and also transfers substantially all the risks and rewards of ownership, including credit risk, prepayment risk and interest rate risk.

Accounting for assets pledged, collateral received and assets transferred	Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the
Barclays Bank Group’s balance sheet, for example because the Barclays Bank Group retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price.
Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet.
The Barclays Bank Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.
Collateralised transactions, such as securities lending and borrowing, repurchase and derivative transactions are conducted in accordance with standard terms which are customary in the market.

Accounting for non-current assets held for sale and associated liabilities	Accounting for non-current assets held for sale and associated liabilities
The Barclays Bank Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary, and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell. Assets and liabilities classified as held for sale are presented separately in the consolidated balance sheet.